Pro forma income per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income per share
Number of shares of common stock issued by the entity in the IPO											20,125,000
Income (numerator):
Net income-basic and diluted	$ 1,566	$ 58,246	$ 41,072	$ 4,670	$ 35,090	$ 16,633	$ 10,602	$ 23,923	$ 57,210	$ 45,742	$ 105,554	$ 86,248	$ (184,495)
Pro forma weighted average shares (denominator):
Pro forma weighted average shares-basic											107,187,000
Non-vested restricted stock (in shares)											912,000
Pro forma weighted average shares-diluted											108,099,000
Pro forma net income per share:
Basic (in dollars per share)	$ 0.01										$ 0.98
Diluted (in dollars per share)	$ 0.01										$ 0.98